Prospectus Supplement dated February 28, 2014*
Prospectus Form #
Product Name	National	New York
RiverSource® RAVA 5 Advantage Variable Annuity/ RAVA 5 Select Variable Annuity/ RAVA 5 Access Variable Annuity (offered for contract applications signed on or after April 29, 2013)	S-6594 C (4/13)	S-6595 C (4/13)
RiverSource® RAVA 5 Advantage Variable Annuity/ RAVA 5 Select Variable Annuity/ RAVA 5 Access Variable Annuity (offered for contract applications signed prior to April 30, 2012)	140463 E (4/13)	140464 E (4/13)
RiverSource® RAVA 5 Advantage Variable Annuity/ RAVA 5 Select Variable Annuity/ RAVA 5 Access Variable Annuity (offered for contract applications signed on or after April 30, 2012)	S-6515 C (4/13)	S-6517 C (4/13)
RiverSource® Retirement Group Annuity Contract I	S-6611 C (4/13)
RiverSource® Retirement Group Annuity Contract II	S-6612 C (4/13)
RiverSource® Variable Universal Life 5 / RiverSource® Variable Universal Life 5-Estate Series	S-6542 C (4/13)	S-6543 C (4/13)

This supplement describes proposed changes to certain investment options offered under certain variable life insurance policies and variable annuity contracts (the “Contracts”). Please retain this supplement with your prospectus for future reference.

Effective March 21, 2014, the following changes will be made to certain investment options offered under your Contracts:

•

Variable Portfolio — American Century Growth Fund (Class 2) will change its name to Variable Portfolio — Loomis Sayles Growth Fund (Class 2) and the Fund will be subadvised by Loomis, Sayles & Company, L.P. (Loomis Sayles).

•

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund (Class 2) will change its name to Variable Portfolio — TCW Core Plus Bond Fund (Class 2) and the Fund will be subadvised by TCW Investment Management Company (TCW).

The following information will replace the current Funds’ description in the table in “The Funds” section of the prospectus or in “The Variable Account and the Funds” section of the prospectus:

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (previously Variable Portfolio – American Century Growth Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Loomis, Sayles & Company, L.P., subadviser.
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (previously Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2))	Seeks to provide total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company (TCW), subadviser.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6594-3 A (2/14)

*Valid until next prospectus update.